Average Annual Total Returns{- Franklin California High Yield Municipal Fund} - Franklin Municipal Securities Trust-21 - Franklin California High Yield Municipal Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	5.31%	3.93%	6.21%	5.31%	3.93%	6.21%	4.52%	3.86%	5.87%	5.51%	3.94%	6.21%	8.03%	4.17%	6.03%	9.70%		5.24%	[1]	9.68%	4.85%	6.73%	7.54%	3.53%	4.34%

[1]	1. Since inception August 1, 2017.